Disclousres about Fair Value of Financial Instruments and Concentrations of Credit Risk - Additional Information (Detail)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Measurement Inputs, Disclosure [Line Items]
Percentage of consolidated trade receivables accounted by single customer	18.00%	17.00%